S-K 1603(a)(7) Sponsor Controlling Persons	Jun. 02, 2026
Cantor [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Cantor
Brandon G. Lutnick [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Brandon G. Lutnick